SUBSEQUENT EVENTS (Details Narrative) - Common Class A [Member] - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Subsequent Event [Line Items]
Stock repurchased during period, shares		754,379
Stock repurchased during period, value		$ 749,424
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchased during period, shares	1,076,610
Stock repurchased during period, value	$ 997,898